Investments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 29, 2017	Jul. 31, 2021	Apr. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Investments [Line Items]
Common stock					222,669,799	214,879,058
Aggregate fair value investment					$ 188,978	$ 93,445
Carrying value of long-term investment					100,563	0
Other Investments [Member]
Investments [Line Items]
Aggregate fair value investment					$ 11,100	$ 8,900
Arbutus Biopharma Corporation [Member]
Investments [Line Items]
Common stock					16,013,540	16,013,540
Preferred stock					1,164,000	1,164,000
Premium on the conversion price, percentage	15.00%
Annual compounded conversion rate for preferred share					8.75%
Conversion price					$ 7.13
Closing price	$ 6.20
Ownership interest, percentage				49.90%
Maximum allowed ownership interest percentage				49.99%
Aggregate fair value investment					$ 129,400	$ 39,200
Unrealized gain (loss) on investments					$ 90,200	$ (99,900)
Closing price of common stock					$ 3.33	$ 1.01
Sio Gene Therapies Inc [Member]
Investments [Line Items]
Aggregate fair value investment					$ 48,500	$ 45,300
Unrealized gain (loss) on investments					$ 3,200	$ (31,600)
Closing price of common stock					$ 2.61	$ 2.44
Gain on deconsolidation						$ 107,300
Datavant Holdings, Inc [Member]
Investments [Line Items]
Aggregate fair value investment					$ 99,000
Gain on deconsolidation					86,500
Preferred stock issued and sold		639,140
Carrying value of long-term investment					$ 100,600
Datavant Holdings, Inc [Member] | Series B Preferred Stock [Member]
Investments [Line Items]
Preferred stock issued and sold			13,411,311
Gross proceeds from issuance of stock			$ 27,200
Preferred stock issued and sold			1,065,234
Total purchase price			$ 2,500
Issued relating to the conversion of certain liability instruments			1,800,253